Equity (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Change in Shares of Common Stock and Treasury Stock

Change in NTT’s shares of common stock and treasury stock for the fiscal years ended March 31, 2015, 2016 and 2017 are as follows:

	Change in shares
	Issued shares	Treasury stock
Balance at March 31, 2014	1,136,697,235	26,650,807
Acquisition of treasury stock under resolution of the board of directors	—	51,413,227
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	35,570
Resale of treasury stock to holders of less-than-one-unit shares	—	(1,998)

Balance at March 31, 2015	1,136,697,235	78,097,606
Effect of stock split	1,136,697,235	78,104,609
Acquisition of treasury stock under resolution of the board of directors	—	21,000,000
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	58,082
Resale of treasury stock to holders of less-than-one-unit shares	—	(5,028)
Cancellation of treasury stock under resolution of the board of directors	(177,000,000)	(177,000,000)

Balance at March 31, 2016	2,096,394,470	255,269
Acquisition of treasury stock under resolution of the board of directors	—	80,731,900
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	41,446
Resale of treasury stock to holders of less-than-one-unit shares	—	(1,656)

Balance at March 31, 2017	2,096,394,470	81,026,959

Schedule of Accumulated Other Comprehensive Income (Loss)

An analysis of the changes for the fiscal years ended March 31, 2016 and 2017 in accumulated other comprehensive income (loss) is shown below:

	Unrealized gain (loss) on securities	Unrealized gain (loss) on derivative instruments	Foreign currency translation adjustments	Pension liability adjustments	Total
	Millions of yen
Balance at March 31, 2015	¥134,112	¥(4,809)	¥224,432	¥(85,503)	¥268,232

Adjustments due to change in fiscal year end of consolidated subsidiaries (Note 2)	1	(354)	(9,349)	—	(9,702)
Balance at March 31, 2015 (as adjusted)	134,113	(5,163)	215,083	(85,503)	258,530

Other comprehensive income before reclassification	(20,442)	(2,216)	(115,326)	(209,709)	(347,693)
Amounts reclassified from accumulated other comprehensive income	(12,518)	(1,863)	(273)	1,065	(13,589)

Other comprehensive income	(32,960)	(4,079)	(115,599)	(208,644)	(361,282)

Less—Comprehensive income attributable to noncontrolling interests	(8,058)	1,030	(19,569)	(19,100)	(45,697)

Balance at March 31, 2016	¥109,211	¥(10,272)	¥119,053	¥(275,047)	¥(57,055)

	Unrealized gain (loss) on securities	Unrealized gain (loss) on derivative instruments	Foreign currency translation adjustments	Pension liability adjustments	Total
	Millions of yen
Balance at March 31, 2016	¥109,211	¥(10,272)	¥119,053	¥(275,047)	¥(57,055)

Adjustments due to change in fiscal year end of consolidated subsidiaries (Note 2)	—	107	(1,591)	30	(1,454)
Balance at March 31, 2016 (as adjusted)	109,211	(10,165)	117,462	(275,017)	(58,509)

Other comprehensive income before reclassification	23,617	2,957	(25,168)	78,247	79,653
Amounts reclassified from accumulated other comprehensive income	(11,309)	(2,462)	511	12,787	(473)

Other comprehensive income	12,308	495	(24,657)	91,034	79,180

Less—Comprehensive income attributable to noncontrolling interests	7,236	(1,139)	5,427	7,585	19,109

Balance at March 31, 2017	¥114,283	¥(8,531)	¥87,378	¥(191,568)	¥1,562

Schedule of Changes in Accumulated Other Comprehensive Income (Loss)

The following table provides the change in accumulated other comprehensive income (loss) for the fiscal years ended March 31, 2015, 2016 and 2017:

	2015
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) on securities arising during the period	¥115,793	¥(39,652)	¥76,141
Less—Reclassification adjustment for realized (gain) loss included in net income	260	(93)	167

Net change in unrealized gain (loss) on securities	116,053	(39,745)	76,308

Unrealized gain (loss) on derivative instruments arising during the period	¥5,103	¥(612)	¥4,491
Less—Reclassification adjustment for realized (gain) loss included in net income	(2,460)	872	(1,588)

Net change in unrealized gain (loss) on derivative instruments	2,643	260	2,903

Foreign currency translation adjustments arising during the period	¥140,542	¥(7,226)	¥133,316
Less—Reclassification adjustment for realized gain included in net income	(3,453)	—	(3,453)

Net change in foreign currency translation adjustments	137,089	(7,226)	129,863

Pension liability adjustments arising during period	¥11,460	¥(1,452)	¥10,008
Less—Reclassification adjustment,
Amortization of net actuarial loss (gain)	9,446	(2,994)	6,452
Amortization of transition obligation	156	(54)	102
Amortization of prior service cost	(8,971)	2,636	(6,335)
Other	7,668	(1,525)	6,143

Net change in pension liability adjustments	19,759	(3,389)	16,370

	2016
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) on securities arising during the period	¥(29,898)	¥9,456	¥(20,442)
Less—Reclassification adjustment for realized (gain) loss included in net income	(18,246)	5,728	(12,518)

Net change in unrealized gain (loss) on securities	(48,144)	15,184	(32,960)

Unrealized gain (loss) on derivative instruments arising during the period	¥(3,190)	¥974	¥(2,216)
Less—Reclassification adjustment for realized (gain) loss included in net income	(2,767)	904	(1,863)

Net change in unrealized gain (loss) on derivative instruments	(5,957)	1,878	(4,079)

Foreign currency translation adjustments arising during the period	¥(121,478)	¥6,152	¥(115,326)
Less—Reclassification adjustment for realized gain included in net income	(273)	—	(273)

Net change in foreign currency translation adjustments	(121,751)	6,152	(115,599)

Pension liability adjustments arising during period	¥(313,433)	¥99,143	¥(214,290)
Less—Reclassification adjustment,
Amortization of net actuarial loss (gain)	10,392	(3,347)	7,045
Amortization of transition obligation	50	(16)	34
Amortization of prior service cost	(8,859)	2,845	(6,014)
Other	(1,780)	6,361	4,581

Net change in pension liability adjustments	(313,630)	104,986	(208,644)

	2017
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) on securities arising during the period	¥32,774	¥(9,157)	¥23,617
Less—Reclassification adjustment for realized (gain) loss included in net income	(16,301)	4,992	(11,309)

Net change in unrealized gain (loss) on securities	16,473	(4,165)	12,308

Unrealized gain (loss) on derivative instruments arising during the period	¥4,897	¥(1,940)	¥2,957
Less—Reclassification adjustment for realized (gain) loss included in net income	(3,577)	1,115	(2,462)

Net change in unrealized gain (loss) on derivative instruments	1,320	(825)	495

Foreign currency translation adjustments arising during the period	¥(28,933)	¥3,765	¥(25,168)
Less—Reclassification adjustment for realized gain included in net income	776	(265)	511

Net change in foreign currency translation adjustments	(28,157)	3,500	(24,657)

Pension liability adjustments arising during period	¥116,297	¥(36,918)	¥79,379
Less—Reclassification adjustment,
Amortization of net actuarial loss (gain)	26,692	(8,152)	18,540
Amortization of transition obligation	48	(15)	33
Amortization of prior service cost	(8,532)	2,746	(5,786)
Other	(1,602)	470	(1,132)

Net change in pension liability adjustments	132,903	(41,869)	91,034

Reclassifications Out of Accumulated Other Comprehensive Income (Loss)

Reclassifications out of accumulated other comprehensive income (loss) for the fiscal years ended March 31, 2015, 2016 and 2017 was as follows:

	Amounts reclassified from accumulated other comprehensive income (loss)			Affected line items in consolidated statements of income
	2015	2016	2017
	Millions of yen
Unrealized gain (loss) on securities	¥(62)	¥17,997	¥16,248	Other, net
	93	(5,728)	(4,992)	Income tax expense (benefit)
	(198)	249	53	Equity in earnings (losses) of affiliated companies

	¥(167)	¥12,518	¥11,309	Net income

Unrealized gain (loss) on derivative instruments	¥2,494	¥2,814	¥3,647	Other, net
	(872)	(904)	(1,115)	Income tax expense (benefit)
	(34)	(47)	(70)	Equity in earnings (losses) of affiliated companies

	¥1,588	¥1,863	¥2,462	Net income

Foreign currency translation adjustments	¥3,453	¥273	¥—	Other, net
	—	—	265	Income tax expense (benefit)
	—	—	(776)	Equity in earnings (losses) of affiliated companies

	¥3,453	¥273	¥(511)	Net income

Pension liability adjustments	¥(631)	¥(1,583)	¥(18,208)	*
	412	518	5,421	Income tax expense (benefit)

	¥(219)	(1,065)	(12,787)	Net income

Total	¥4,655	¥13,589	¥473	Net income

*	Amounts reclassified from pension liability adjustments are included in the computation of net periodic pension cost.

Net Income Attributable to NTT and Increase in Additional Paid in Capital as Result of Equity Transactions with Noncontrolling Interests

The changes for the fiscal years ended March 31, 2015, 2016 and 2017 in Net income attributable to NTT and Increase in Additional paid in capital as a result of Equity transactions with noncontrolling interests are as follows:

	2015	2016	2017
	Millions of yen
Net income attributable to NTT	¥518,066	¥737,738	¥800,129
Transfers (to) from the noncontrolling interests:
Increase in additional paid-in capital attributable to tax effect by NTT DOCOMO’s share repurchase of its common stock (Note 13)	34,823	—	28,808
Increase (decrease) in additional paid-in capital attributable to change in NTT’s ownership interest by NTT DOCOMO’s share repurchase of its common stock	(14,802)	42,150	(45,316)
Other	(2,600)	(13,484)	(2,192)

Total	17,421	28,666	(18,700)

Change from net income attributable to NTT’s shareholders and transfers from the noncontrolling interests	¥535,487	¥766,404	¥781,429